Noncontrolling Interests (Tables)	3 Months Ended
Mar. 31, 2011
Noncontrolling Interests [Abstract]
Reconciliation Of Income From Continuing Operations

	2011	2010

Income from continuing operations	$65.5	$162.0
Income from continuing operations attributable to noncontrolling interests	(.9)	(1.6)
Income from continuing operations attributable to Ensco	$64.6	$160.4

Reconciliation Of Income From Discontinued Operations, Net

2010

Income from discontinued operations	$29.6
Income from discontinued operations attributable to noncontrolling interests	(.2)
Income from discontinued operations attributable to Ensco	$29.4